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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fountainhead Partners, L.P.
Address: 2201 E. Lamar, Ste. 260
         Arlington, TX 76006

From 13F File Number: 28-10642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  L. Scott Rand
Title: Chief Investment Officer
Phone: 817-649-2100

Signature, Place, and Date of Signing:


          L. Scott Rand                Arlington, TX           May 15, 2009
---------------------------------   -------------------   ----------------------
           [Signature]                     [City]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           47
Form 13F Information Table Value Total:       46,537
                                          (thousands)

List of Other Included Managers

Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2       COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- ------------------ --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                                  VOTING AUTHORITY
                                                                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
          NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------------------------- ------------------ --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
3M                                COMMON             88579Y101      597    12,000  SH      SOLE       N/A         12,000
Altra Holdings Inc                COMMON             02208R106      776   200,000  SH      SOLE       N/A        200,000
American Eagle Outfitters         COMMON             02553E106    2,436   199,000  SH      SOLE       N/A        199,000
Baker Hughes Inc                  COMMON             057224107      828    29,000  SH      SOLE       N/A         29,000
Boeing Co                         COMMON             097023105      534    15,000  SH      SOLE       N/A         15,000
Bronco Drilling Co Inc            COMMON             112211107      842   160,000  SH      SOLE       N/A        160,000
Build A Bear                      COMMON             120076104    2,458   405,000  SH      SOLE       N/A        405,000
Carlisle Cos Inc                  COMMON             142339100      687    35,000  SH      SOLE       N/A         35,000
Children's Place                  COMMON             168905107      985    45,000  SH      SOLE       N/A         45,000
Crane Co                          COMMON             224399105      540    32,000  SH      SOLE       N/A         32,000
Culp Inc                          COMMON             230215105      788   255,800  SH      SOLE       N/A        255,800
Dover Corp                        COMMON             260003108      923    35,000  SH      SOLE       N/A         35,000
DR Horton                         COMMON             23331A109    2,367   244,000  SH      SOLE       N/A        244,000
Emerson Elec Co                   COMMON             291011104      686    24,000  SH      SOLE       N/A         24,000
Epicor                            NOTE 2.375% 5/2027 29426LAA6    1,092 2,000,000 PRN      SOLE       N/A
Goldman Sachs                     COMMON             38141G104      318     3,000  SH      SOLE       N/A          3,000
Harley Davidson Inc               COMMON             412822108    1,808   135,000  SH      SOLE       N/A        135,000
Highland Cr Strat FD              COMMON             43005Q107      464   100,000  SH      SOLE       N/A        100,000
Hillenbrand Inc                   COMMON             431571108      384    24,000  SH      SOLE       N/A         24,000
Home Depot Inc                    COMMON             437076102      707    30,000  SH      SOLE       N/A         30,000
Illinois Tool Wks Inc             COMMON             452308109      956    31,000  SH      SOLE       N/A         31,000
Intel Corp                        COMMON             458140100    1,353    90,000  SH      SOLE       N/A         90,000
John Bean Tech Corp               COMMON             477839104      628    60,000  SH      SOLE       N/A         60,000
Lam Research Corp                 COMMON             512807108      751    33,000  SH      SOLE       N/A         33,000
Lennar Corp                       COMMON CL B        526057302      512    90,000  SH      SOLE       N/A         90,000
Lincare                           COMMON             532791100      371    17,000  SH      SOLE       N/A         17,000
Magma Design                      NOTE 2% 5/2010     559181AC6      930 1,500,000 PRN      SOLE       N/A
Miller Herman Inc                 COMMON             600544100      959    90,000  SH      SOLE       N/A         90,000
Nabors Inds Ltd                   SHS                G6359F103      749    75,000  SH      SOLE       N/A         75,000
Nucor Corp                        COMMON             670346105      573    15,000  SH      SOLE       N/A         15,000
Penny J C Inc                     COMMON             708160106    1,124    56,000  SH      SOLE       N/A         56,000
Qlogic Corp                       COMMON             747277101      890    80,000  SH      SOLE       N/A         80,000
Qlogic Corp                       COMMON             747277101      111    10,000  SH CALL SOLE       N/A
Robert Half Intl Inc              COMMON             770323103      892    50,000  SH      SOLE       N/A         50,000
Rockwell                          COMMON             773903109      655    30,000  SH      SOLE       N/A         30,000
Sealy Corp                        COMMON             812139301      224   150,000  SH      SOLE       N/A        150,000

             COLUMN 1                  COLUMN 2       COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- ------------------ --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                                  VOTING AUTHORITY
                                                                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
          NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------------------------- ------------------ --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Select Sector SPDR Tr - Financial COMMON             81369Y605    5,286   600,000  SH CALL SOLE       N/A
Stanley Wks                       COMMON             854616109      699    24,000  SH      SOLE       N/A         24,000
Staples Inc                       COMMON             855030102    1,177    65,000  SH      SOLE       N/A         65,000
Sysco Corp                        COMMON             871829107      752    33,000  SH      SOLE       N/A         33,000
Texas Instrs Inc                  COMMON             882508104      495    30,000  SH      SOLE       N/A         30,000
Trueblue Inc                      COMMON             89785X101      990   120,000  SH      SOLE       N/A        120,000
Unit Corp                         COMMON             909218109      628    30,000  SH      SOLE       N/A         30,000
United  Parcel Service            COMMON CL B        911312106      886    18,000  SH      SOLE       N/A         18,000
Verigy Ltd                        SHS                Y93691106    1,444   175,000  SH      SOLE       N/A        175,000
Walgreens Co                      COMMON             931422109      909    35,000  SH      SOLE       N/A         35,000
Western Digital Corp              COMMON             909218109    1,373    71,000  SH      SOLE       N/A         71,000